Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basis of Preparation
Basis of Preparation
The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board, or IASB, and as adopted by the European Union, or EU.
The accounting policies applied when preparing the consolidated financial statements are described in detail below and are applied for all entities. Significant accounting judgements and estimates used when exercising the accounting policies are described in Note 3.
These consolidated financial statements have been prepared under the historical cost convention, apart from certain financial instruments that are measured at fair value at initial recognition.

Changes in Accounting Policies and Disclosures
Changes in Accounting Policies and Disclosures
Several amendments to and interpretations of IFRS applied for the first time in 2020, which has not had an impact on the accounting policies applied by the Company. Thus, the accounting policies applied when preparing these consolidated financial statements have been applied consistently to all the periods presented, unless otherwise stated.

Going Concern
Going Concern
The Company’s Board of Directors has, at the time of approving the consolidated financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, the Company continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

Basis of Consolidation
Basis of Consolidation
The consolidated financial statements include the parent company, Ascendis Pharma A/S, and all enterprises over which the parent company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements include Ascendis Pharma A/S and the subsidiaries listed in Note 23.

Consolidation Principles
Consolidation Principles
The consolidated financial statements comprise the parent company and its subsidiaries at December 31, 2020. Subsidiaries, which are enterprises the Company control at the reporting date, are fully consolidated from the date upon which control is transferred to the Company. They are deconsolidated from the date control ceases.
Control over an enterprise is reassessed if facts and circumstances indicate that there are changes to one or more of the three elements of control, respectively:

•	The contractual arrangement(s) with the other vote holders of the enterprise;

•	The Company’s voting rights and potential voting rights; and

•	Rights arising from other contractual arrangements.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between group enterprises are eliminated in full on consolidation.
Subsidiaries and associates apply accounting policies in line with the Company’s accounting policies. When necessary, adjustments are made to bring the entities’ accounting policies in line with those of the Company.
Investment in Associates
An associate is an entity over which the Company has significant influence over financial and operational decisions but without having control or joint control. The Company’s associate is accounted for using the equity method. Under the equity method, the associate is initially recognized at cost. Thereafter, the carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition or establishment date.
The consolidated statements of profit or loss include the Company’s share of result after tax and other interests of the associate. Transactions between the associate and the Company are eliminated proportionally according to the Company’s interest in the associate. Unrealized gains and losses resulting from transactions between the Company and its associate is eliminated to the extent of the Company’s interest in the associate.
On each reporting date, the Company determines whether there is objective evidence that the associate is impaired. If there is such evidence, the amount of impairment is calculated as the difference between the recoverable amount of the associate and its carrying value. Any impairment loss is recognized within share of profit/(loss) of associate in the consolidated statements of profit or loss.

Foreign Currency
Foreign Currency
Functional and Presentation Currency
Items included in the consolidated financial statements are measured using the functional currency of each Group entity. Functional currency is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euros, or EUR, which is also the functional currency of the parent company.
Translation of Transactions and Balances
On initial recognition, transactions in currencies other than the individual entity’s functional currency are translated applying the exchange rate in effect at the date of the transaction. Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the reporting date are translated using the exchange rate in effect at the reporting date.
Exchange rate differences that arise between the rate at the transaction date and the rate in effect at the payment date, or the rate at the reporting date, are recognized in profit or loss as finance income or finance expenses. Property, plant and equipment, intangible assets and other non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions.
Currency Translation of Group Enterprises
When subsidiaries or associates present their financial statements in a functional currency other than EUR, their statements of profit or loss are translated at average exchange rates. Balance sheet items are translated using the exchange rates at the reporting date. Exchange rate differences arising from translation of foreign entities’ balance sheet items at the beginning of the year to the reporting date exchange rates as well as from translation of statements of profit or loss from average rates to the exchange rates at the reporting date are recognized in other comprehensive income. Similarly, exchange rate differences arising from changes that have been made directly in a foreign subsidiary’s equity are recognized in other comprehensive income.

Business Combinations
Business Combinations
Newly acquired or newly established subsidiaries are recognized in the consolidated financial statements from the time of acquiring or establishing such enterprises. Time of acquisition is the date on which the Company obtains control over the enterprise.
When acquiring new enterprises over which the Company obtains control, the acquisition method is applied. Under this method, assets, liabilities and contingent liabilities of these enterprises are identified and measured at fair value as of the acquisition date. Restructuring costs are only recognized in the pre-acquisition
balance sheet if they constitute a liability of the acquired enterprise. Allowance is made for the tax effect of the adjustments made.
The acquisition price for an enterprise consists of the fair value of the consideration paid for the acquired enterprise. Costs that are attributable to the acquisition of the enterprise are recognized in the consolidated statement of profit or loss when incurred.
The excess of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired are all recorded as goodwill.
Goodwill is subject to an annual impairment test. Impairment is calculated as the difference between the recoverable amount of the cash-generating unit that the goodwill relates to, and its carrying amount. Any impairment loss is recognized in the consolidated statement of profit or loss in a separate line item.

Revenue
Revenue
Revenue is primarily generated from collaboration and license agreements. Furthermore, revenue is generated from development services under development and commercialization agreements, including delivery of clinical supply material. Additionally, revenue is generated from feasibility studies for potential partners to evaluate if TransCon technologies enable certain advantages for their product candidates of interest. Such feasibility studies are often structured as short-term agreements with fixed fees for the work that the Company performs.
When contracts with customers are entered into, the goods and/or services promised in the contract are assessed to identify distinct performance obligations. A promise in the agreement is considered a distinct performance obligation if both of the following criteria are met:

•
the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and

•
the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

Under collaboration, license, and other agreements that contain multiple promises to the customer, the promises are identified and accounted for as separate performance obligations if these are distinct. If promises are not distinct, those goods or services are combined with other promised goods or services until a bundle of goods or services that is distinct is identified.
The transaction price in the contract is measured at fair value and reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In the transaction price, variable consideration, including milestone payments, is only included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation according to their stand-alone selling prices and is recognized when control of the goods or services are transferred to the customer, either over time or at a point in time, depending on the specific terms and conditions in the contracts.
Revenue is stated net of value added tax and duties collected on behalf of a third party, and discounts. Usually, the payment terms are within one to two months. No payment terms exceed twelve months, and thus transaction prices are not adjusted for financing components.

Research and Development Costs
Research and Development Costs
Research and development costs consist primarily of manufacturing costs, preclinical and clinical study costs performed by Clinical Research Organizations, or CROs, and Contract Manufacturing Organizations, or CMOs, salaries and other personnel costs including pension and share-based payment, the cost of facilities, the cost of obtaining and maintaining the Company’s intellectual property portfolio, and depreciation of non-current
assets used in research and development activities.
Research costs comprise costs incurred at the early stages of the drug development cycle from the initial drug discovery and include a variety of preclinical research activities in order to assess potential drug candidates in non-human
subjects, prior to filing an Investigational New Drug Application, or IND, or equivalent. Research costs are recognized in the consolidated statement of profit or loss when incurred.
Development activities relate to activities following an IND or equivalent, and typically involves a single product candidate undergoing a series of studies to illustrate its safety profile and effect on human beings prior to obtaining the necessary approval from the appropriate authorities. Development activities comprise drug candidates undergoing clinical trials starting in phase I (first time drug is administrated in a small group of humans), and further into Phase II and III, which include administration of drugs in large patient groups. Following, and depending on clinical trial results, a Biologic License Application, or BLA, may be submitted to the authorities, to apply for marketing approval, which, with a positive outcome will permit the Company to market and sell the drug products. Long-term extension trials may be ongoing following submission of a BLA.
A substantial part of development activities is performed by CROs and CMOs, usually through long-term contractual collaborations, and may comprise a variety of service and deliveries, where payment terms not necessarily reflect the stage of completion. In order to recognize development costs on an accrual basis, the Company allocates contractual consideration to project stages, and recognizes development cost according to pre-defined
attributes and measurement principles (i.e., number of patients enrolled, achieving project milestones, etc.).
Development costs also include manufacturing costs related to validation batches, or process performance qualification batches on development product candidates, and write-downs on inventories manufactured for late-stage development product candidates prior to marketing approval being obtained
(pre-launch
inventories).
Due to the risk related to the development of pharmaceutical products, the Company cannot estimate the future economic benefits associated with individual development activities with sufficient certainty until the development activities have been finalized and the necessary market approval of the final product has been obtained. As a consequence, all development costs are recognized in the consolidated statement of profit or loss when incurred.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses comprise salaries and other personnel costs including pension and share-based payment, office supplies, cost of facilities, and depreciation of non-current
assets related to general, administrative activities, and
pre-commercial
activities. Selling, general and administrative expenses are recognized in the consolidated statement of profit or loss in the period to which they relate.

Share-based Incentive Programs
Share-based Incentive Programs
Share-based incentive programs under which board members, employees and select external consultants have the option to subscribe shares in Ascendis Pharma A/S (equity-settled share-based payment arrangements) are measured at the equity instrument’s fair value at the grant date. The cost of equity-settled transactions is determined by the fair value at the date of grant using the Black-Scholes valuation model. The cost is recognized together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled (i.e., the vesting period). The fair value determined at the grant date of the equity-settled share-based payment is expensed on a straight-line basis over the vesting period for each tranche, based on the best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for grants that do not ultimately vest. Where an equity-settled grant is cancelled, it is treated as if it vested on the date of the cancellation, and any expense not yet recognized for the grant is recognized immediately.

Where the terms and conditions for an equity-settled grant is modified, we recognize as minimum the services measured at the grant date fair value over the vesting period. Additionally, we re-measure
the unvested grants at the date of modification and recognize any increase in the total fair value over the vesting period. If a new grant is substituted for the cancelled grant and designated as a replacement grant on the date that it is granted, the cancelled and new grants are treated as if they were a modification of the original grant.
Any social security contributions payable in connection with the grant or exercise of the warrants are recognized as expenses when incurred. The assumptions used for estimating the fair value of share-based payment transactions are disclosed in Note 7.

Finance Income and Expenses
Finance Income and Expenses
Finance income and expenses comprise interest income and expenses, amortization of securities, and realized and unrealized exchange rate gains and losses on transactions denominated in foreign currencies.
Interest income and interest expenses are stated on an accrual basis using the principal and the effective interest rate. The effective interest rate is the discount rate that is used to discount expected future cash payments or receipts through the expected life of the financial asset or financial liability to the amortized cost (the carrying amount), of such asset or liability.

Income Taxes
Income Taxes
Tax for the year, which consists of current tax for the year and changes in deferred tax, is recognized in the consolidated statement of profit or loss by the portion attributable to the profit or loss for the year, and recognized directly in equity or other comprehensive income by the portion attributable to entries directly in equity and in other comprehensive income. The current tax payable or receivable is recognized in the consolidated statement of financial position, stated as tax computed on this year’s taxable income, adjusted for prepaid tax.
When computing the current tax for the year, the tax rates and tax rules enacted or substantially enacted at the reporting date are used. Current tax payable is based on taxable profit or loss for the year. Taxable profit or loss differs from net profit or loss as reported in the consolidated statements of profit or loss because it excludes items of income or expense that are taxable or deductible in prior or future years. In addition, taxable profit or loss excludes items that are never taxable or deductible.
Deferred tax is recognized according to the balance sheet liability method of all temporary differences between carrying amounts and tax-based
values of assets and liabilities, apart from deferred tax on all temporary differences occurring on initial recognition of goodwill or on initial recognition of a transaction which is not a business combination, and for which the temporary difference found at the time of initial recognition neither affects profit or loss nor taxable income.
Deferred tax liabilities are recognized on all temporary differences related to investments in subsidiaries and/or associates, unless the Company is able to control when the deferred tax is realized, and it is probable that the deferred tax will not become due and payable as current tax in the foreseeable future.
Deferred tax assets, including the tax base of tax loss carry forwards, are recognized in the statement of financial position at their estimated realizable value, either as a set-off
against deferred tax liabilities or as net tax assets for offset against future positive taxable income. Deferred tax assets are only offset against deferred tax liabilities if the entity has a legally enforceable right to set off, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax jurisdiction. Deferred tax is calculated based on the planned use of each asset and the settlement of each liability, respectively.
Deferred tax is measured using the tax rates and tax rules in the relevant countries that, based on acts in force or acts in reality in force at the reporting date are expected to apply when the deferred tax is expected to crystallize as current tax. Changes in deferred tax resulting from changed tax rates or tax rules are recognized in the consolidated statement of profit or loss unless the deferred tax is attributable to transactions previously recognized directly in equity or other comprehensive income. In the latter case, such changes are also recognized in equity or other comprehensive income. On every reporting date, it is assessed whether sufficient taxable income is likely to arise in the future for the deferred tax asset to be utilized.

Intangible assets
Intangible assets
Goodwill
Goodwill acquired in a business combination is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests over the net identifiable assets acquired and liabilities assumed.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but is subject to impairment testing at least on a yearly basis. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or group of cash-generating units, that are expected to benefit from the synergies of the combination. Each cash-generating unit or group of cash-generating units to which goodwill is allocated represent the lowest level within the Company at which the goodwill is monitored for internal management purposes.
Software
Software assets comprise administrative applications and serve general purposes to support operations.
Development costs that are directly attributable to the design, customization, implementation, and testing of identifiable and unique software assets controlled by the Company are recognized as intangible assets from the time that; (1) the software asset is clearly defined and identifiable; (2) technological feasibility, adequate resources to complete, and an internal use of the software asset can be demonstrated; (3) the expenditure attributable to the software asset can be measured reliably; and (4) the Company has the intention to use the software asset internally.
Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when the development is complete, and the asset is available for use. Software assets are amortized over the period of expected future benefits. Amortization is recognized in research and development costs, and selling, general and administrative expenses, as appropriate. During the period of development, the asset is tested for impairment, at least annually, or if there are indications that a software asset is impaired. Expenditures, that do not meet the criteria above are recognized as an expense as incurred. The Company does not capitalize software with no alternative use, or where economic benefit depends on marketing approvals of drug candidates and where marketing approvals have not been obtained.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment primarily comprises leasehold improvements, office facilities, and process equipment and tools which are located at CMOs.
Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Cost comprises the acquisition price, costs directly attributable to the acquisition and preparation costs of the asset until the time when it is ready to be used in operation. Property, plant and equipment also includes right-of-use
assets. Please refer to the section “Leases”. Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the assets will flow to the Company and the costs of the items can be measured reliably. All repair and maintenance costs are charged to the consolidated statement of profit or loss during the financial periods in which they are incurred.
Plant and equipment acquired for research and development activities with alternative use, which is expected to be used for more than one year, is capitalized and depreciated over the estimated useful life as research and development costs. Plant and equipment acquired for research and development activities, which has no alternative use, is recognized as research and development costs when incurred.
If the acquisition or use of the asset involves an obligation to incur costs of decommissioning or restoration of the asset, the estimated related costs are recognized as a provision and as part of the relevant asset’s cost, respectively.
The basis for depreciation is cost less estimated residual value. The residual value is the estimated amount that would be earned if selling the asset today net of selling costs, assuming that the asset is of an age and a condition that is expected after the end of its useful life. Cost of a combined asset is divided into smaller components, with such significant components depreciated individually if their useful lives vary. Depreciation commences when the asset is available for use, which is when it is in the location and condition necessary for it to be capable of operating in the manner intended.
Depreciation is calculated on a straight-line basis, based on an asset’s expected useful life, being within the following ranges:

Process plant and machinery	5 - 10 years
Other fixtures and fittings, tools and equipment	3 - 5 years
Leasehold improvements	3 - 11 years
Right-of-use assets	2 - 11 years
Depreciation methods, useful lives and residual amounts are reassessed at least annually.
Property, plant and equipment is written down to the lower of recoverable amount and carrying amount, as described in the “Impairment” section below. Depreciation and impairment losses of property, plant and equipment is recognized in the consolidated statement of profit or loss as research and development costs or as selling, general and administrative expenses, as appropriate.
Gains and losses on disposal of property, plant and equipment are recognized in the consolidated statement of profit or loss at its net proceeds, as either other income or other expenses, as appropriate.

Impairment
Impairment
The recoverable amount of goodwill and development projects in progress (software assets) is estimated annually irrespective of any recorded indications of impairment. Property, plant and equipment and finite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows, or cash-generating units, which for goodwill represent the lowest level within the enterprise at which the goodwill is monitored for internal management purposes. Prior impairments of non-financial
assets, other than goodwill, are reviewed for possible reversal at each reporting date.

Receivables
Receivables
Receivables comprise trade receivables and other receivables, which are separately presented in the consolidated statements of financial position.
Trade receivables are classified as financial assets at amortized cost, as these are held to collect contractual cash flows and thus give rise to cash flows representing solely payments of principal and interest. Trade receivables are initially recognized at their transaction price and subsequently measured at amortized cost. Other receivables related to VAT, other indirect tax and income tax are measured at cost less impairment. Deposits are initially measured at their fair value and subsequently measured at amortized cost. The carrying amounts of receivables usually equals their nominal value less provision for impairments.

Prepayments	Prepayments Prepayments comprise advance payments relating to a future financial period. Prepayments are measured at cost.

Marketable Securities

Marketable Securities
Marketable securities may comprise government bonds, treasury bills, commercial papers, and other securities traded on established markets. In addition, the Company’s investment policy only allows investments in marketable securities having investment grade credit-ratings, as assigned by international credit-rating agencies. Marketable securities are primarily held to mitigate concentration of credit risks on cash deposits and to preserve capital. In addition, liquidity risk is managed by maintaining adequate cash reserves and banking facilities, and by matching the maturity profiles of financial assets (including marketable securities), with cash-forecasts (including payment profiles on liabilities).
At initial recognition (trade-date), contractual terms of individual securities are analyzed to determine whether these give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding. This assessment is referred to as the SPPI-test. All marketable securities held at the reporting date, have passed the SPPI-test.
Marketable securities are initially recognized at fair value at trade-date, and subsequently measured at amortized cost under the effective interest method. Interest income is recognized as finance income in the consolidated statement of profit or loss. Marketable securities are subject to impairment tests to accommodate expected credit loss. Gains and losses are recognized as finance income or expenses in the consolidated statement of profit or loss when the specific security or portfolio of securities is derecognized, modified or impaired.
Marketable securities, having maturity profiles of three months or less after the date of acquisition are presented as cash equivalents in the consolidated statements of financial position, where securities having maturities of more than three months after the date of acquisition are presented separately as marketable securities as current (i.e., those maturing within twelve months after the reporting date) or non-current
assets, as appropriate.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents comprise cash and
on-demand
deposits with financial institutions, and highly liquid marketable securities with a maturity of three months or less after the date of acquisition (trade-date). Cash and cash equivalents are measured at amortized cost.

Allowance for Expected Credit Losses on Financial Assets
Allowance for Expected Credit Losses on Financial Assets
Financial assets comprise receivables (excluding receivables relating to VAT, other indirect tax and income tax), marketable securities and cash and cash equivalents. Provision for bad debts is determined on the basis of a forward-looking Expected Credit Loss, or ECL model. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows expected to be received, discounted by an approximation of the original effective interest rate.
For receivables, we apply a simplified approach in calculating ECLs. Therefore, we do not track changes in credit risk, but instead we assess a loss allowance based on lifetime ECL at each reporting date. Lifetime ECLs are assessed on historical credit loss experience, adjusted for forward-looking factors specific to the counterparts and the economic environment.
For cash, cash equivalents and marketable securities, ECLs are assessed for credit losses that result from default events that are possible within the next twelve months, or 12-month ECL. Marketable securities have investment grade ratings, and thus, the risk from probability of default is low. Accordingly, at initial recognition,
12-month
ECL is the same as lifetime ECL. Credit risk is continuously tracked and monitored in order to identify significant deterioration. For those credit exposures for which there ha ve
been a significant increase in credit risk since initial recognition, an allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default.

Shareholders' Equity
Shareholders’ Equity
The share capital comprises the nominal amount of the parent company’s ordinary shares, each at a nominal value of DKK 1, or approximately €0.13. All shares are fully paid.
Share premium reserve comprises the amounts received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s capital increases, reduced by any expenses directly attributable to the capital increases.
Foreign currency translation reserve includes exchange rate adjustments relating to the translation of the results and net assets of foreign operations from their functional currencies to the presentation currency. The accumulated reserve of a foreign operation is recognized in the consolidated statement of profit or loss at the time the Company loses control, and thus cease to consolidate such foreign operation. The foreign currency translation reserve is an unrestricted reserve that is available to be distributed as dividends to the Company’s shareholders.
Reserve for share-based payment represents the corresponding entries to the share-based payment recognized in the consolidated statement of profit or loss, arising from warrant programs. The share-based payments reserve is an unrestricted reserve that is available to be distributed as dividends to the Company’s shareholders.
Retained earnings or accumulated deficit represents the accumulated profits or losses from the Company’s operations. A positive reserve is available to be distributed as dividends to the Company’s shareholders.

Leases
Leases
On January
1, 2019, the Company adopted IFRS 16, “Leases”, or IFRS 16. Thus, until December 31, 2018, leases of property, plant and equipment, where the Company had substantially all of the risks and rewards of ownership, were classified as finance leases. Other leases were classified as operating leases.
Since
no finance leases were in place at December 31, 2018 or December 31, 2017, all leases were classified as operating leases, and accordingly, all lease payments were recognized on a straight-line basis in the consolidated statement of profit or loss over the lease term. IFRS 16 was implemented by applying the modified retrospective approach. Accordingly, no comparative information was restated. The lease liability and corresponding right-of-use
assets was measured at the present value of the remaining lease payments, discounted using an estimated incremental borrowing rate at January 1, 2019.
From January 1, 2019, contracts are assessed at inception date to identify whether they contain a lease, i.e., if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Except for short-term leases and leases of low value assets, the Company applies a single recognition and measurement approach as described below. For short-term leases and leases of low value assets, lease payments are recognized on a straight-line basis over the lease term in the consolidated statement of profit or loss as research and development costs or as selling, general and administrative expenses, as appropriate. The Company does not act as a lessor, neither does it act as a sub-lessor.
Right-of-use
Assets
Right-of-use
assets are recognized at the lease commencement date, defined as the date the underlying asset is available for use.
Right-of-use
assets are measured at cost, less any accumulated depreciations and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets include the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any incentives received. In addition, right-of-use
assets also include an estimate of costs to be incurred by the Company in dismantling or restoring the underlying asset to the condition required by the terms and condition of the lease.
Right-of-use
assets are presented as part of property, plant and equipment, and depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
Lease Liabilities
At the lease commencement date, lease liabilities are recognized and measured at the present value of fixed lease payments and variable lease payments that depend on an index or a rate, whereas variable lease payments and payments related to non-lease
components are excluded. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the consolidated statement of profit or loss when incurred.
When interest rates implicit in the lease contracts are not readily available, the present value of lease payments are calculated by applying the incremental borrowing rate of the relevant entity holding the lease. Following the commencement date, the incremental borrowing rate is not changed unless the lease term is modified, or if the lease payments are modified and this modification results from a change in floating interest rates. From the lease commencement date and over the lease term, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in lease term, or a change in lease payments, including changes to future payments resulting from a change in an index used to determine such lease payments.

Trade Payables and Accrued Expenses	Trade Payables and Accrued Expenses Trade payables and accrued expenses are measured at amortized cost.

Other Liabilities	Other Liabilities Other liabilities comprise payables to public authorities, and short-term employee benefits. Other liabilities are measured at their net-realizable values.

Contract Liabilities
Contract Liabilities
Contract liabilities comprise deferred income from collaboration agreements and license agreements, where consideration received does not match the individual deliverables with respect to amount and satisfied performance obligations. Deferred income typically arises from up-front
payments under collaboration and license agreements, relating to license grants or up-front
funding of development activities.
Deferred income is measured at the fair value of the consideration received and is recognized as revenue in the consolidated statement of profit or loss when the relevant performance obligation, to which the deferred income relates, is satisfied.

Cash Flow Statement
Cash Flow Statement
The cash flow statement shows cash flows from operating, investing and financing activities as well as cash and cash equivalents at the beginning and the end of the financial year.
Cash flows from operating activities are presented using the indirect method and calculated as the profit or loss adjusted for non-cash
items, working capital changes as well as finance income, finance expenses and income taxes paid.
Cash flows from investing activities include payments in connection with acquisitions, development, improvement and sale, etc., of intangible assets, property, plant and equipment, and group enterprises. In addition, investing activities include acquisition and settlement of marketable securities.
Cash flows from financing activities comprise payments related to lease liabilities, and changes in the share capital of Ascendis Pharma A/S and related costs.
The effect of exchange rate changes on cash and cash equivalents held or due in a foreign currency is presented separately from cash flows from operating, investing and financing activities. Cash flows in currencies other than the functional currency are recognized in the cash flow statement, using the average exchange rates.
Cash and cash equivalents comprise cash and
on-demand
deposits with financial institutions, and highly liquid marketable securities with a maturity of three months or less after the date of acquisition (trade-date).

Segment Reporting
Segment Reporting
The Company is managed and operated as one operating and reportable segment. No separate operating segments or reportable segments have been identified in relation to product candidates or geographical markets. Accordingly, except for entity wide disclosures, no segment information on business segments or geographical markets is disclosed.

Basic EPS
Basic EPS
Basic Earnings per Share, or EPS, is calculated as the consolidated net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding.

Diluted EPS
Diluted EPS
Diluted earnings per share is calculated as the consolidated net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding adjusted for the dilutive effect of share equivalents. If the consolidated statement of profit or loss shows a net loss, no adjustment is made for the dilutive effect, as such effect would be anti-dilutive.

New International Financial Reporting Standards Not Yet Effective
New International Financial Reporting Standards Not Yet Effective
The IASB has issued, and the European Union has adopted, a number of new or amended standards, which have not yet become effective. Therefore, these new standards have not been incorporated in these consolidated financial statements. The consolidated financial statements are not expected to be affected by such new or improved standards.